Shareholder Fees (Vanguard Emerging Markets Select Stock Fund, USD $)	0 Months Ended
Jun. 13, 2011
Retail
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Vanguard Emerging Markets Select Stock Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20